Schedule of Investments (unaudited)
July 31, 2022
BlackRock Sustainable International Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Denmark — 3.3%
Novo Nordisk A/S, Class B	1,205	$ 140,351
France — 16.2%
BNP Paribas SA	3,012	142,309
Euroapi SA(a)	3,479	58,691
L’Oreal SA	485	183,358
Sanofi	1,387	137,831
Schneider Electric SE	1,225	169,422
		691,611
Germany — 8.4%
Allianz SE, Registered Shares	773	140,382
Puma SE	1,343	90,684
Symrise AG	1,104	128,821
		359,887
Japan — 11.3%
Ebara Corp.	2,300	90,101
Kurita Water Industries Ltd.	2,500	101,399
Sony Group Corp.	1,800	152,690
Toyota Motor Corp.	8,400	136,341
		480,531
Netherlands — 6.5%
ASML Holding NV	309	177,600
Koninklijke DSM NV	610	97,691
		275,291
Spain — 3.7%
Iberdrola SA	14,778	157,807
Switzerland — 9.0%
Lonza Group AG, Registered Shares	111	67,460
Nestle SA, Registered Shares	1,266	155,120
Roche Holding AG	482	160,026
		382,606
Security	Shares	Value
United Kingdom — 23.5%
Ashtead Group PLC	2,340	$ 131,718
AstraZeneca PLC	1,394	183,369
BT Group PLC	29,951	59,133
Reckitt Benckiser Group PLC	2,273	184,374
RELX PLC	5,801	171,764
Rentokil Initial PLC	24,635	162,664
Smith & Nephew PLC	8,606	110,339
		1,003,361
United States — 13.9%
Adobe, Inc.(a)	254	104,170
Chart Industries, Inc.(a)	400	78,036
Mastercard, Inc., Class A	421	148,946
Microsoft Corp.	512	143,739
Regions Financial Corp.	5,573	118,036
		592,927
Total Long-Term Investments — 95.8% (Cost: $4,648,022)		4,084,372
Short-Term Securities(b)(c)
Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%	167,364	167,364
Total Short-Term Securities — 3.9% (Cost: $167,364)		167,364
Total Investments — 99.7% (Cost: $4,815,386)		4,251,736
Other Assets Less Liabilities — 0.3%		12,341
Net Assets — 100.0%		$ 4,264,077
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 242,919	$ —	$ (75,555)(a)	$ —	$ —	$ 167,364	167,364	$ 467	$ —
(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
July 31, 2022
BlackRock Sustainable International Equity Fund
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 140,351	$ —	$ 140,351
France	58,691	632,920	—	691,611
Germany	—	359,888	—	359,888
Japan	—	480,530	—	480,530
Netherlands	—	275,291	—	275,291
Spain	—	157,807	—	157,807
Switzerland	—	382,606	—	382,606
United Kingdom	—	1,003,361	—	1,003,361
United States	592,927	—	—	592,927
Short-Term Securities
Money Market Funds	167,364	—	—	167,364
	$ 818,982	$ 3,432,754	$ —	$ 4,251,736
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